UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA AGGRESSIVE GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDING
JANUARY 31, 2004



[LOGO OF USAA]
   USAA(R)

                   USAA AGGRESSIVE
                         GROWTH Fund

                               [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

                    S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------
MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                     5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         16

    Financial Statements                                                      17

    Notes to Financial Statements                                             20

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        THE UNCERTAINTY ABOUT THE TIMING OF
                                      AN INTEREST RATE INCREASE AND THE GROWTH
[PHOTO OF CHRISTOPHER W. CLAUS]        OPPORTUNITIES IN THE EQUITY MARKETS ARE
                                        TWO MORE GOOD REASONS TO HAVE USAA
                                          HELPING YOU MANAGE YOUR MONEY.

                                                        "
--------------------------------------------------------------------------------

                 This year is shaping up to be very interesting for investors. At the time of this writing in early March, our country is in the early stages of a spirited presidential campaign. We remain watchful to see if the Federal Reserve Board (the Fed) will raise short-term interest rates from their record lows. Although the Fed remains "patient," it has put the financial markets on notice that its monetary stance could change. In determining when to raise rates, it is likely to consider three issues: whether new jobs are being created - and from the government's payroll numbers, new jobs are scarce - how much slack or capacity exists in the economy, and whether inflation is steady or increasing. No one can predict the future, but if there are any rate increases in 2004, they will likely be modest.

                 In the equity market, prices have risen steadily since March 2003, and it's possible that earnings may need to catch up to valuations. However, some of the factors that have contributed to higher stock prices persist. The forecast for gross domestic product (GDP) growth in 2004 is roughly 4%. (The U.S. GDP is the total market value of all goods and services produced in the country.) Low interest rates continue to make money cheap to borrow, and strong gains in productivity continue to help drive corporate earnings.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2003, the lower cost of borrowing money and easy access to these funds seems to have allowed the stocks of lower-quality companies - some on the verge of bankruptcy - to recover and, in many cases, outperform the stocks of higher-quality companies. I believe this situation is not sustainable over time. There are already signs that investors are rotating into companies with less perceived risk - in other words, companies with quality balance sheets, strong free cash flows, competitive products and services, and better valuations.

                 In this environment, our seasoned investment teams - located throughout the United States - will continue working hard with the goal of producing quality results and a good risk-adjusted return for you. The uncertainty about the timing of an interest rate increase and the growth opportunities in the equity markets are two more good reasons to have USAA helping manage your money. As always, we remain committed to providing you with USAA quality service and no-load mutual funds that have no excessive fees, sales loads, 12b-1 fees, or long-term contractual plans.

                 We thank you for your trust and the opportunity to serve you.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA AGGRESSIVE GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in the common stocks of large companies that are selected for their attractive growth potential.

--------------------------------------------------------------------------------
                                      1/31/04                      7/31/03
--------------------------------------------------------------------------------
Net Assets                          $944.3 Million               $851.2 Million
Net Asset Value Per Share               $25.94                     $23.62

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/04
--------------------------------------------------------------------------------

7/31/03 TO 1/31/04*              1 YEAR              5 YEARS           10 YEARS
      9.82%                      33.50%              -3.51%             7.62%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES
                 PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  RUSSELL 1000    USAA AGGRESSIVE     LIPPER LARGE-CAP      LIPPER LARGE-CAP
                  GROWTH INDEX     GROWTH FUND       GROWTH FUNDS INDEX   GROWTH FUNDS AVERAGE
                  ------------    ---------------    ------------------   --------------------
 1/31/1994        $10000.00         $10,000.00           $10000.00             $10000.00
 2/28/1994          9816.81          10,019.46             9837.98               9828.55
 3/31/1994          9342.17           9,197.47             9356.49               9313.65
 4/30/1994          9385.09           9,095.33             9401.88               9329.23
 5/31/1994          9527.29           8,900.78             9458.27               9371.53
 6/30/1994          9245.45           8,331.71             9105.43               8983.58
 7/31/1994          9561.24           8,628.40             9367.13               9263.21
 8/31/1994         10093.52           9,362.84             9847.31               9770.15
 9/30/1994          9957.09           9,429.45             9612.74               9580.12
10/31/1994         10190.88           9,792.32             9859.01               9799.90
11/30/1994          9864.21           9,442.88             9495.34               9435.79
12/31/1994         10029.47           9,754.65             9569.31               9506.82
 1/31/1995         10244.04           9,453.45             9643.89               9594.92
 2/28/1995         10673.20           9,796.92             9975.96               9926.29
 3/31/1995         10984.50          10,341.19            10259.28              10224.20
 4/30/1995         11224.70          10,394.03            10539.12              10432.99
 5/31/1995         11615.43          10,452.16            10887.56              10774.90
 6/30/1995         12063.76          11,641.11            11443.71              11317.10
 7/31/1995         12565.09          12,941.02            12066.04              11904.15
 8/31/1995         12578.81          13,215.80            12133.01              11967.55
 9/30/1995         13158.63          13,787.15            12583.57              12394.92
10/31/1995         13167.75          13,557.91            12512.18              12317.05
11/30/1995         13679.54          14,537.58            12905.82              12722.92
12/31/1995         13757.96          14,672.56            12910.86              12666.40
 1/31/1996         14218.17          14,548.83            13290.59              12991.05
 2/29/1996         14478.20          15,296.80            13589.43              13335.69
 3/31/1996         14496.78          15,831.06            13595.88              13352.81
 4/30/1996         14878.20          17,872.51            13919.47              13791.10
 5/31/1996         15398.07          19,137.87            14330.25              14178.93
 6/30/1996         15418.98          18,013.11            14201.07              14009.17
 7/31/1996         14515.59          15,679.22            13440.66              13117.62
 8/31/1996         14890.25          16,995.19            13844.23              13572.96
 9/30/1996         15974.52          18,362.44            14807.78              14493.46
10/31/1996         16070.78          17,118.41            14992.33              14566.33
11/30/1996         17277.40          17,072.54            15961.71              15488.03
12/31/1996         16939.14          17,089.74            15565.37              15136.20
 1/31/1997         18127.21          17,794.89            16551.86              16074.63
 2/28/1997         18004.47          16,470.59            16314.31              15793.82
 3/31/1997         17030.15          14,928.44            15478.25              14962.18
 4/30/1997         18161.01          14,389.55            16327.66              15761.18
 5/31/1997         19471.61          16,768.70            17436.01              16895.91
 6/30/1997         20250.88          17,703.16            18166.07              17578.15
 7/31/1997         22041.91          18,815.34            19902.18              19249.06
 8/31/1997         20751.79          19,067.59            18816.70              18345.36
 9/30/1997         21772.97          20,743.38            19856.02              19327.37
10/31/1997         20968.22          19,301.39            19166.66              18565.30
11/30/1997         21858.85          18,745.87            19592.69              18957.99
12/31/1997         22103.71          18,381.91            19860.00              19132.81
 1/31/1998         22764.67          18,462.29            20211.54              19458.09
 2/28/1998         24477.07          20,428.46            21754.95              20996.67
 3/31/1998         25452.83          21,312.63            22767.21              21950.51
 4/30/1998         25805.05          21,566.13            23148.81              22323.69
 5/31/1998         25072.81          20,057.49            22631.09              21740.76
 6/30/1998         26608.42          20,991.11            23926.52              23040.83
 7/31/1998         26432.29          19,550.49            23915.22              22846.53
 8/31/1998         22465.44          14,758.70            20009.63              19096.72
 9/30/1998         24191.17          16,280.34            21465.16              20444.81
10/31/1998         26135.45          17,832.25            22849.51              21776.87
11/30/1998         28123.45          19,845.33            24418.46              23236.47
12/31/1998         30659.33          22,466.00            27103.46              25642.61
 1/31/1999         32459.59          24,910.98            28863.04              27395.67
 2/28/1999         30976.73          22,429.40            27678.19              26227.28
 3/31/1999         32608.15          24,252.15            29251.54              27701.48
 4/30/1999         32649.85          25,599.08            29351.51              27688.65
 5/31/1999         31646.44          25,211.11            28379.18              26869.77
 6/30/1999         33863.11          27,861.06            30351.86              28816.61
 7/31/1999         32786.89          27,985.50            29399.29              27959.94
 8/31/1999         33322.61          27,992.82            29405.37              27956.90
 9/30/1999         32622.61          28,394.34            29106.97              27784.85
10/31/1999         35086.19          30,221.47            31339.04              29690.52
11/30/1999         36979.22          34,684.32            32887.88              31365.96
12/31/1999         40825.35          42,929.28            36540.20              35152.41
 1/31/2000         38911.11          44,081.32            35073.57              33849.11
 2/29/2000         40813.30          56,761.61            36918.21              36478.53
 3/31/2000         43734.55          50,051.72            39509.16              38171.91
 4/30/2000         41653.46          41,559.28            36451.95              35915.57
 5/31/2000         39555.95          37,176.83            34353.53              33776.28
 6/30/2000         42553.82          45,996.21            36625.50              36228.54
 7/31/2000         40779.85          43,855.58            35883.45              35423.73
 8/31/2000         44472.20          50,736.72            38986.96              38503.27
 9/30/2000         40265.36          47,697.88            36013.82              35839.33
10/31/2000         38360.10          41,585.03            34109.53              33939.80
11/30/2000         32705.56          31,977.98            29533.12              29455.18
12/31/2000         31670.70          34,363.68            29349.57              29508.96
 1/31/2001         33858.70          35,118.75            30203.58              30259.34
 2/28/2001         28110.44          27,455.60            25527.62              25718.86
 3/31/2001         25051.52          22,611.91            22875.44              23204.09
 4/30/2001         28219.87          26,371.19            25331.31              25623.20
 5/31/2001         27804.56          26,949.54            25138.71              25354.63
 6/30/2001         27160.63          27,327.08            24414.35              24546.16
 7/31/2001         26481.83          25,134.16            23539.35              23603.31
 8/31/2001         24316.29          23,182.23            21749.95              21645.78
 9/30/2001         21888.52          19,037.38            19562.97              19451.78
10/31/2001         23036.89          20,242.28            20374.26              20260.78
11/30/2001         25249.94          22,154.05            22241.15              22133.93
12/31/2001         25202.49          22,893.05            22344.30              22223.29
 1/31/2002         24757.26          21,696.19            21839.34              21698.28
 2/28/2002         23729.84          20,587.68            20935.30              20730.23
 3/31/2002         24550.62          21,744.38            21777.71              21562.62
 4/30/2002         22546.91          21,021.45            20327.67              20086.65
 5/31/2002         22001.44          20,194.08            19957.13              19647.55
 6/30/2002         19966.20          18,531.32            18331.90              18019.26
 7/31/2002         18868.55          16,699.88            16952.29              16643.16
 8/31/2002         18924.96          16,756.11            17046.01              16691.20
 9/30/2002         16961.90          16,225.95            15394.45              15185.22
10/31/2002         18517.84          16,715.94            16579.46              16362.62
11/30/2002         19523.63          16,627.59            17265.84              17071.67
12/31/2002         18175.01          15,888.58            16062.80              15863.34
 1/31/2003         17734.00          15,607.44            15692.25              15557.78
 2/28/2003         17652.56          15,470.88            15523.63              15412.38
 3/31/2003         17981.10          16,081.37            15814.79              15698.96
 4/30/2003         19310.56          16,940.86            16972.83              16824.27
 5/31/2003         20274.45          18,009.20            17804.20              17677.63
 6/30/2003         20553.62          18,234.12            17951.65              17823.01
 7/31/2003         21065.06          18,973.12            18472.27              18339.67
 8/31/2003         21588.97          19,374.75            18926.74              18769.53
 9/30/2003         21357.85          19,101.64            18523.85              18367.93
10/31/2003         22557.47          20,475.22            19647.57              19456.46
11/30/2003         22793.63          20,370.80            19834.51              19623.58
12/31/2003         23581.92          20,780.47            20393.72              20177.76
 1/31/2004         24063.51          20,836.69            20784.65              20574.79

                                   [END CHART]

                      DATA FROM 1/31/94 THROUGH 1/31/04.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the following benchmarks:

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                 o The Lipper Large-Cap Growth Funds Average, an average
                   performance level of all large-cap growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

THOMAS F. MARSICO
  Marsico Capital Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2004, the USAA Aggressive Growth Fund had a total return of 9.82%. This compares to a return of 11.81% for the Lipper Large-Cap Growth Funds Average, 12.52% for the Lipper Large-Cap Growth Funds Index, and 14.23% for the Russell 1000 Growth Index.

                 The Fund is listed as a Lipper Leader for tax efficiency among 490 funds within the Lipper Large-Cap Growth Funds category for the three-year period ending January 31, 2004. The Fund was rated among 323 and 91 funds in the Large-Cap Growth Funds category for the five- and 10-year periods, respectively, ending January 31, 2004. Ratings are based on an equal-weighted average of percentile ranks for the tax efficiency metrics over three-, five-, and 10-year periods (if applicable).

                                     [LOGO OF LIPPER LEADER]
                                               TAX
                                            EFFICIENCY

WHAT FACTORS DETRACTED FROM PERFORMANCE?

                 In financial services, SLM Corp. (Sallie Mae) posted a return of negative 7% during the reporting period, while certain other

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JANUARY 31, 2004. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2003, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 financial-related positions lagged the benchmark, including HSBC Holdings plc, Goldman Sachs Group, Inc., and Lehman Brothers Holdings, Inc.; we sold Goldman Sachs Group and Lehman Brothers Holdings during the reporting period.

                 The Fund's holdings in the industrials sector, particularly low-cost airlines JetBlue Airways Corp. and Ryanair Holdings plc, significantly detracted from performance; we sold JetBlue prior to the end of the reporting period. Another industrials holding, defense/aerospace position Lockheed Martin Corp., was also detrimental to performance.

                 In the media sector, Viacom, Inc. "B" and Clear Channel Communications, Inc. posted returns that lagged the Russell 1000 Growth Index, and both were sold during the reporting period.

DID THE FUND PARTICIPATE IN THE STRONG PERFORMANCE OF TECHNOLOGY STOCKS DURING THE PERIOD?

                 It did to some degree, but our investments in information technology detracted from relative performance overall. On the plus side, Intel Corp. was one of our largest holdings, and it performed well during the reporting period, as did QUALCOMM, Inc. and Cisco Systems, Inc. However, our underweight position in the semiconductor industry relative to the index was detrimental to performance. Additionally, stock selection in the sector also detracted from performance.

WHAT INVESTMENTS HELPED THE FUND'S RELATIVE PERFORMANCE?

                 Health care equipment and services positions Zimmer Holdings, Inc., Boston Scientific Corp., and UnitedHealth Group, Inc. were among the Fund's top-performing positions. Genentech, Inc., a biotechnology company, also posted strong returns.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-15.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We also did well with our holdings in homebuilders Lennar Corp. "A" and MDC Holdings, Inc., which posted returns of 36% and 26%, respectively, during the six-month period.

HOW WAS THE FUND POSITIONED MOVING INTO THE SECOND HALF OF THE REPORTING YEAR?

                 As of January 31, 2004, the Fund's economic  sector  allocation
                 emphasized  health  care,  information  technology,   financial
                 services, industrial, and consumer discretionary companies.

                 We thank you, the Fund's shareholders, for the opportunity to invest on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
           TOP 10 EQUITY HOLDINGS
             (% Of Net Assets)
------------------------------------------------

Genentech, Inc.                         5.5%

UnitedHealth Group, Inc.                5.4%

Citigroup, Inc.                         5.0%

SLM Corp.                               4.7%

Boston Scientific Corp.                 4.1%

Caterpillar, Inc.                       3.9%

Intel Corp.                             3.9%

Cisco Systems, Inc.                     3.6%

Merrill Lynch & Co., Inc.               3.5%

Electronic Arts, Inc.                   3.3%
------------------------------------------------

------------------------------------------------
             TOP 10 INDUSTRIES*
             (% Of Net Assets)
------------------------------------------------

Communications Equipment                7.4%

Health Care Equipment                   7.1%

Biotechnology                           5.5%

Managed Health Care                     5.4%

Semiconductors                          5.1%

Other Diversified Financial Services    5.0%

Consumer Finance                        4.7%

Pharmaceuticals                         4.4%

Industrial Conglomerates                4.2%

Thrifts & Mortgage Finance              4.0%
------------------------------------------------

*EXCLUDING MONEY MARKET INSTRUMENTS.



YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-15.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (93.3%)

              AEROSPACE & DEFENSE (2.2%)
   196,657    Honeywell International, Inc.                              $ 7,103
   275,970    Lockheed Martin Corp.                                       13,418
                                                                         -------
                                                                          20,521
                                                                         -------
              AIR FREIGHT & LOGISTICS (2.0%)
   285,044    FedEx Corp.                                                 19,178
                                                                         -------

              AIRLINES (0.2%)
    40,134    Ryanair Holdings plc ADR (Ireland)*(a)                       1,405
                                                                         -------

              AUTOMOBILE MANUFACTURERS (0.1%)
    25,000    Bayerische Motoren Werke AG (Germany)                        1,096
                                                                         -------

              BIOTECHNOLOGY (5.5%)
   543,917    Genentech, Inc.*                                            51,944
                                                                         -------

              BROADCASTING & CABLE TV (2.1%)
   609,452    Comcast Corp. "A"*                                          20,081
                                                                         -------

              CASINOS & GAMING (0.2%)
    70,000    Wynn Resorts Ltd.*(a)                                        2,061
                                                                         -------

              COMMUNICATIONS EQUIPMENT (7.4%)
 1,335,878    Cisco Systems, Inc.*                                        34,252
   577,852    Motorola, Inc.                                               9,581
   445,562    QUALCOMM, Inc.                                              26,029
                                                                         -------
                                                                          69,862
                                                                         -------
              COMPUTER & ELECTRONIC RETAIL (1.0%)
   189,196    Best Buy Co., Inc.                                           9,534
                                                                         -------

              COMPUTER HARDWARE (2.7%)
   759,955    Dell, Inc.*                                                 25,436
                                                                         -------

              COMPUTER STORAGE & PERIPHERALS (1.5%)
 1,006,881    EMC Corp.*                                                  14,137
                                                                         -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.9%)
   475,115    Caterpillar, Inc.                                          $37,121
                                                                         -------

              CONSUMER ELECTRONICS (0.7%)
   348,000    Sharp Corp. (Japan)                                          6,260
                                                                         -------

              CONSUMER FINANCE (4.7%)
 1,158,834    SLM Corp.                                                   44,499
                                                                         -------

              DIVERSIFIED BANKS (1.4%)
   886,779    HSBC Holdings plc (United Kingdom)                          13,663
                                                                         -------

              FOOTWEAR (0.6%)
    76,834    Nike, Inc. "B"                                               5,352
                                                                         -------

              HEALTH CARE EQUIPMENT (7.1%)
   940,200    Boston Scientific Corp.*                                    38,351
   380,844    Zimmer Holdings, Inc.*                                      29,134
                                                                         -------
                                                                          67,485
                                                                         -------

              HEALTH CARE SERVICES (1.5%)
   168,623    Quest Diagnostics, Inc.(a)                                  14,333
                                                                         -------

              HOME ENTERTAINMENT SOFTWARE (3.3%)
   660,172    Electronic Arts, Inc.*                                      30,936
                                                                         -------

              HOME IMPROVEMENT RETAIL (2.9%)
   503,438    Lowe's Companies, Inc.                                      26,959
                                                                         -------

              HOMEBUILDING (1.7%)
   303,104    Lennar Corp. "A"                                            13,367
    35,522    Lennar Corp. "B"                                             1,488
    24,796    M.D.C. Holdings, Inc.                                        1,553
                                                                         -------
                                                                          16,408
                                                                         -------

              HOTELS, RESORTS, & CRUISE LINES (1.1%)
   192,324    Four Seasons Hotels, Inc. (Canada)(a)                       10,093
                                                                         -------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (2.6%)
   244,721    Procter & Gamble Co.                                       $24,736
                                                                         -------

              INDUSTRIAL CONGLOMERATES (4.2%)
   650,679    General Electric Co.                                        21,882
   679,159    Tyco International Ltd.                                     18,168
                                                                         -------
                                                                          40,050
                                                                         -------

              INTERNET RETAIL (0.8%)
   156,458    Amazon.com, Inc.*                                            7,898
                                                                         -------

              INVESTMENT BANKING & BROKERAGE (3.5%)
   558,571    Merrill Lynch & Co., Inc.                                   32,838
                                                                         -------

              MANAGED HEALTH CARE (5.4%)
   831,046    UnitedHealth Group, Inc.                                    50,594
                                                                         -------

              OTHER DIVERSIFIED FINANCIAL SERVICES (5.0%)
   952,039    Citigroup, Inc.                                             47,107
                                                                         -------

              PHARMACEUTICALS (4.4%)
   294,459    Eli Lilly & Co.                                             20,035
   286,007    Forest Laboratories, Inc.*                                  21,305
                                                                         -------
                                                                          41,340
                                                                         -------

              SEMICONDUCTORS (5.1%)
 1,194,920    Intel Corp.                                                 36,565
   221,610    Maxim Integrated Products, Inc.                             11,335
                                                                         -------
                                                                          47,900
                                                                         -------

              SPECIALTY STORES (2.5%)
   587,514    Tiffany & Co.                                               23,289
                                                                         -------

              THRIFTS & MORTGAGE FINANCE (4.0%)
   137,850    Countrywide Financial Corp.                                 11,517
   342,336    Fannie Mae                                                  26,394
                                                                         -------
                                                                          37,911
                                                                         -------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (2.0%)
   724,422   Nextel Communications, Inc. "A"*                           $ 19,117
                                                                        --------
             Total common stocks (cost: $722,184)                        881,144
                                                                        --------

             MONEY MARKET INSTRUMENTS (2.0%)

             MONEY MARKET FUNDS (1.2%)
 2,383,694   AIM Short-Term Investment Co. Liquid Assets Portfolio,
                0.99%(c,d)                                                 2,384
 7,337,309   Merrill Lynch Premier Institutional Fund, 1.03%(c,d)          7,337
 1,531,812   SSgA Prime Money Market Fund, 0.91%(c)                        1,532
                                                                        --------
                                                                          11,253
                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (0.8%)
$    7,000   Banc One Capital Markets, Inc., 1.03%, acquired on
                1/30/2004 and due 2/02/2004 at $7,000 (collateralized
                by $6,700 of Fannie Mae Notes, 1.45%-5.50%, due
                10/25/2028-5/25/2033; market value of $7,143)(b,d)         7,000
       500   Lehman Brothers, Inc., 1.02%, acquired on 1/30/2004 and
                due 2/02/2004 at $500 (collateralized by $575 of
                Fannie Mae Notes, 2.38%, due 10/05/2007; market value
                of $511)(b,d)                                                500
       500   Morgan Stanley & Co., Inc., 1.01%, acquired on 1/30/2004
                and due 2/02/2004 at $500 (collateralized by $520 of
                Freddie Mac Discount Notes, 1.01%(e), due 4/21/2004;
                market value of $519)(b,d)                                   500
                                                                        --------
                                                                           8,000
                                                                        --------

             Total money market instruments (cost: $19,253)               19,253
                                                                        --------

             TOTAL INVESTMENTS (COST: $741,437)                         $900,397
                                                                        ========

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2004.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the resale price of the repurchase agreement.

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2004.

         (d) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

           * Non-income-producing security for the 12 months preceding January 31, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

ASSETS

  Investments in securities, at market value (including securities
     on loan of $15,723) (identified cost of $741,437)                $  900,397
  Cash                                                                       182
  Receivables:
     Capital shares sold                                                     657
     Dividends and interest                                                  875
     Securities sold                                                      60,819
     Other                                                                     4
                                                                      ----------
        Total assets                                                     962,934
                                                                      ----------
LIABILITIES

  Payables:
     Payable upon return of securities loaned                             17,722
     Capital shares redeemed                                                 336
  Accrued management fees                                                    282
  Accrued transfer agent's fees                                                4
  Other accrued expenses and payables                                        273
  Unrealized depreciation on foreign currency contracts held, at
     value                                                                     8
                                                                      ----------
        Total liabilities                                                 18,625
                                                                      ----------
           Net assets applicable to capital shares outstanding        $  944,309
                                                                      ==========
NET ASSETS CONSIST OF:

  Paid-in capital                                                     $1,066,284
  Accumulated undistributed net investment loss                           (1,068)
  Accumulated net realized loss on investments                          (279,860)
  Net unrealized appreciation of investments                             158,960
  Net unrealized depreciation on foreign currency translations                (7)
                                                                      ----------
     Net assets applicable to capital shares outstanding              $  944,309
                                                                      ==========
  Capital shares outstanding                                              36,400
                                                                      ==========
  Authorized shares of $.01 par value                                    105,000
                                                                      ==========
  Net asset value, redemption price, and offering price per share         $25.94
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $1)                       $ 3,603
   Interest                                                                  103
   Securities lending                                                         31
                                                                         -------
      Total income                                                         3,737
                                                                         -------
EXPENSES

   Management fees                                                         1,662
   Administrative and servicing fees                                       1,135
   Transfer agent's fees                                                   1,590
   Custodian's fees                                                           88
   Postage                                                                   170
   Shareholder reporting fees                                                187
   Directors' fees                                                             2
   Registration fees                                                          28
   Professional fees                                                          77
   Other                                                                      20
                                                                         -------
      Total expenses                                                       4,959
   Expenses paid indirectly                                                 (159)
                                                                         -------
      Net expenses                                                         4,800
                                                                         -------
NET INVESTMENT LOSS                                                       (1,063)
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY

   Net realized gain on:
      Investments                                                         46,569
      Foreign currency transactions                                           13
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         38,516
      Foreign currency translations                                           (8)
                                                                         -------
         Net realized and unrealized gain                                 85,090
                                                                         -------
Increase in net assets resulting from operations                         $84,027
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED),
AND YEAR ENDED JULY 31, 2003

                                                           1/31/2004   7/31/2003
                                                           ---------------------
FROM OPERATIONS

  Net investment loss                                       $ (1,063)   $ (3,213)
  Net realized gain (loss) on investments                     46,569     (29,787)
  Net realized gain (loss) on foreign currency
     transactions                                                 13          (5)
  Change in net unrealized appreciation/depreciation of:
     Investments                                              38,516     132,440
     Foreign currency translations                                (8)          1
                                                           ---------------------
     Increase in net assets resulting
        from operations                                       84,027      99,436
                                                           ---------------------
FROM CAPITAL SHARE TRANSACTIONS

  Proceeds from shares sold                                   65,652     119,197
  Cost of shares redeemed                                    (56,606)    (97,540)
                                                           ---------------------
     Increase in net assets from capital
        share transactions                                     9,046      21,657
                                                           ---------------------
Net increase in net assets                                    93,073     121,093

NET ASSETS

  Beginning of period                                        851,236     730,143
                                                           ---------------------
  End of period                                             $944,309    $851,236
                                                           =====================
Accumulated undistributed net investment loss:
  End of period                                             $ (1,068)   $     (5)
                                                           =====================
CHANGE IN SHARES OUTSTANDING

  Shares sold                                                  2,623       5,644
  Shares redeemed                                             (2,263)     (4,703)
                                                           ---------------------
     Increase in shares outstanding                              360         941
                                                           =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

              A. SECURITY VALUATION - The value of  each security is  determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Portfolio  securities, except  as  otherwise  noted,  traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Investments in open-end  investment  companies are valued at their net asset value at the end of each business day.

                 3. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 4. Securities for  which  market  quotations  are  not  readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                    their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL  TAXES - The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS -  The  Fund may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN  CURRENCY TRANSLATIONS  -  The  Fund's  assets  may  be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2004, net realized foreign currency

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES  PAID  INDIRECTLY  -  A  portion   of   the  brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the six-month period ended January 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $159,000.

              G. USE OF ESTIMATES - The preparation  of  financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have both committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. However, because Bank of America is an affiliate of the Fund's subadviser, Marsico Capital Management, LLC (Marsico

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

         Capital),  under  the  terms  of the loan  agreement,  the Fund may not
         initiate  any   borrowings   from  the  $50  million  Bank  of  America
         commitment.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended January 31, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2004, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

         of federal taxes. At July 31, 2003, the Fund had capital loss carryovers of $302,302,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2004, were $385,484,000 and $407,000,000, respectively.

         The cost of securities at January 31, 2004, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2004, were $164,237,000 and $5,277,000, respectively, resulting in net unrealized appreciation of $158,960,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

26

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

         As of January 31, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                          FOREIGN CURRENCY CONTRACTS TO BUY
--------------------------------------------------------------------------------
                              U.S. DOLLAR                          UNREALIZED
EXCHANGE     CONTRACTS TO     VALUE AS OF       IN EXCHANGE       APPRECIATION/
  DATE         RECEIVE         1/31/2004     FOR U.S. DOLLAR     (DEPRECIATION)
--------------------------------------------------------------------------------
3/17/2004      37 Euro            $46              $47                $(1)
--------------------------------------------------------------------------------

                          FOREIGN CURRENCY CONTRACTS TO SELL
--------------------------------------------------------------------------------
                              U.S. DOLLAR                          UNREALIZED
EXCHANGE     CONTRACTS TO     VALUE AS OF       IN EXCHANGE       APPRECIATION/
  DATE         DELIVER         1/31/2004     FOR U.S. DOLLAR     (DEPRECIATION)
--------------------------------------------------------------------------------
3/17/2004      456 Euro           $567             $564               $(3)

3/17/2004      412 Euro            513              509                (4)
--------------------------------------------------------------------------------
                                $1,080           $1,073               $(7)
--------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2004, the Fund loaned securities having a fair market value of approximately $15,723,000 and received cash collateral of $17,722,000 for the loans. Of this amount, $17,221,000 was invested in money market instruments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $200 million of average net assets, 0.40% of that portion of average net assets over $200 million but not over $300 million, and 0.33% of that portion of average net assets over $300 million. For the six-month period ended January 31, 2004, the Fund's effective base fee was 0.38% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

                 period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/- 1.00% to 4.00%                     +/- 0.04%
+/- 4.01% to 7.00%                     +/- 0.05%
+/- 7.01% and greater                  +/- 0.06%

 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 For the six-month period ended January 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $1,662,000, which is net of a performance adjustment of $(42,000).

              B. SUBADVISORY ARRANGEMENTS - The  Manager  has  entered  into  an investment subadvisory agreement with Marsico Capital, under which Marsico Capital directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico Capital a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES -The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the six-month period ended January 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,135,000.

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

              D. TRANSFER AGENT'S FEES - USAA  Transfer  Agency  Company,  d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,590,000.

              E. UNDERWRITING  SERVICES  -  The   Manager   provides   exclusive
                 underwriting  and  distribution  of  the  Fund's  shares  on  a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                           YEAR ENDED JULY 31,
                                    ---------------------------------------------------------------------------------
                                        2004          2003         2002           2001           2000            1999
                                    ---------------------------------------------------------------------------------
Net asset value at
  beginning of period               $  23.62      $  20.80     $  31.29     $    56.35     $    38.23      $    31.62
                                    ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss                   (.03)(a)      (.09)(a)     (.20)(a)       (.22)(a)       (.22)(a)        (.17)(a)
  Net realized and unrealized
    gain (loss)                         2.35(a)       2.91(a)    (10.29)(a)     (22.97)(a)      20.65(a)        10.77(a)
                                    ---------------------------------------------------------------------------------
Total from investment operations        2.32(a)       2.82(a)    (10.49)(a)     (23.19)(a)      20.43(a)        10.60(a)
Less distributions:
  From realized capital gains              -             -            -          (1.87)         (2.31)          (3.99)
                                    ---------------------------------------------------------------------------------
Net asset value at end of period    $  25.94      $  23.62     $  20.80     $    31.29     $    56.35      $    38.23
                                    =================================================================================
Total return (%)*                       9.82         13.56       (33.53)        (42.69)         56.71           43.14
Net assets at end of period (000)   $944,309      $851,236     $730,143     $1,156,449     $1,981,674      $1,029,282
Ratio of expenses to
  average net assets (%)**              1.09(b,c)     1.16(c)       .99(c)         .66(c)         .60             .72
Ratio of net investment loss
  to average net assets (%)**           (.23)(b)      (.44)        (.77)          (.52)          (.42)           (.55)
Portfolio turnover (%)                 44.52        110.24       169.84          23.06          33.07           35.18

  * Assumes reinvestment of all realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2004, average net assets were
    $903,159,000.
(a) Calculated using average shares. For the six-month period ended January 31,
    2004, average shares were 36,221,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                        (.03)%        (.02)%          -              -            N/A             N/A

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23418-0304                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5-6.  (RESERVED)



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.



ITEM 8.  (RESERVED)



ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.